Schedule of Investments
May 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.33%
Australia–3.71%
Charter Hall Long Wale REIT	753,329	$2,203,859
Dexus	1,062,682	6,320,239
Goodman Group	373,655	3,787,852
Mirvac Group	2,782,125	4,306,482
Scentre Group	3,294,370	4,838,700
		21,457,132
Belgium–0.98%
Cofinimmo S.A.	25,179	3,432,785
Montea C.V.A	23,473	2,199,938
		5,632,723
Brazil–0.65%
BR Properties S.A.	601,100	972,114
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	625,265	1,986,066
MRV Engenharia e Participacoes S.A.	281,722	800,877
		3,759,057
Canada–2.70%
Allied Properties REIT	166,692	4,842,706
Canadian Apartment Properties REIT	112,070	3,820,725
Killam Apartment REIT	268,460	3,299,084
SmartCentres REIT	250,700	3,659,854
		15,622,369
China–6.30%
CapitaLand Retail China Trust	1,708,261	1,579,380
China Aoyuan Group Ltd.	273,000	292,559
China Jinmao Holdings Group Ltd.	3,226,000	2,242,052
China Overseas Land & Investment Ltd.	292,700	898,905
China Resources Land Ltd.	1,675,377	6,668,616
China SCE Group Holdings Ltd.	4,016,000	1,663,046
CIFI Holdings Group Co. Ltd.	7,122,000	5,147,925
Country Garden Holdings Co. Ltd.	848,000	1,058,807
KWG Group Holdings Ltd.	1,592,500	2,240,575
Logan Property Holdings Co. Ltd.	1,184,000	1,770,462
Longfor Group Holdings Ltd.(a)	778,000	3,556,877
Shimao Property Holdings Ltd.	1,524,500	6,369,081
Times China Holdings Ltd.	894,000	1,318,159
Yuexiu Property Co. Ltd.	8,904,000	1,602,490
		36,408,934
France–1.76%
Gecina S.A.	38,854	5,009,197
ICADE	37,644	2,699,466
Unibail-Rodamco-Westfield	46,508	2,462,571
		10,171,234
Germany–6.74%
Aroundtown S.A.	808,930	4,447,788
Deutsche Wohnen SE	142,908	6,392,024
Grand City Properties S.A.	129,060	2,925,349
Vonovia SE	436,395	25,177,051
		38,942,212
Shares		Value
Hong Kong–5.09%
CK Asset Holdings Ltd.	716,500	$3,938,494
Hang Lung Properties Ltd.	4,053,000	8,547,756
Kerry Properties Ltd.	257,500	612,962
Mapletree North Asia Commercial Trust(a)	198,500	117,707
New World Development Co. Ltd.	6,380,000	6,454,446
Sun Hung Kai Properties Ltd.	596,600	6,901,470
Swire Properties Ltd.	1,272,000	2,832,987
		29,405,822
India–0.07%
Oberoi Realty Ltd.	95,513	404,236
Indonesia–0.08%
PT Pakuwon Jati Tbk	18,849,500	468,261
Japan–11.06%
Activia Properties, Inc.	1,130	3,850,314
Comforia Residential REIT, Inc.	1,051	3,180,905
Daiwa House REIT Investment Corp.	2,547	6,300,797
Daiwa Office Investment Corp.	485	2,832,252
Daiwa Securities Living Investments Corp.	2,563	2,353,461
Japan Hotel REIT Investment Corp.	3,208	1,338,612
Japan Logistics Fund, Inc.	379	1,008,211
Japan Prime Realty Investment Corp.	1,277	3,901,824
Japan Retail Fund Investment Corp.	1,992	2,633,892
LaSalle Logiport REIT	3,019	4,508,914
Mitsui Fudosan Co. Ltd.	607,300	11,702,487
Mitsui Fudosan Logistics Park, Inc.	1,017	4,429,341
Mori Hills REIT Investment Corp.	515	696,338
Sumitomo Realty & Development Co. Ltd.	375,700	10,420,953
Tokyu Fudosan Holdings Corp.	937,300	4,758,679
		63,916,980
Malta–0.00%
BGP Holdings PLC (Acquired 08/06/2009; Cost $0)(a)(b)(c)	9,888,325	0
Mexico–0.27%
Macquarie Mexico Real Estate Management S.A. de C.V.(a)	1,449,861	1,547,643
Philippines–0.88%
Altus San Nicolas Corp.(b)(c)	22,307	2,289
Ayala Land, Inc.	2,944,400	1,838,417
Megaworld Corp.	47,641,200	2,685,523
SM Prime Holdings, Inc.(b)	962,200	567,050
		5,093,279
Singapore–3.52%
Ascendas India Trust	2,021,500	2,037,517
Ascendas REIT	1,467,600	3,264,786
CapitaLand Ltd.	2,354,300	4,835,988
City Developments Ltd.	539,300	2,954,601
Keppel DC REIT	1,440,000	2,626,499
Mapletree Industrial Trust	764,000	1,475,616
Mapletree Logistics Trust	2,151,500	3,135,275
		20,330,282

See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Fund

Shares		Value
South Africa–0.39%
Growthpoint Properties Ltd.	1,555,566	$1,110,790
Redefine Properties Ltd.	8,572,778	941,882
SA Corporate Real Estate Ltd.	3,563,994	201,061
		2,253,733
Spain–0.86%
Inmobiliaria Colonial SOCIMI S.A.	286,302	2,596,985
Merlin Properties SOCIMI S.A.	283,240	2,381,560
		4,978,545
Sweden–1.56%
Fabege AB	338,671	4,114,781
Wihlborgs Fastigheter AB	302,278	4,874,297
		8,989,078
Thailand–1.20%
Central Pattana PCL, Foreign Shares	3,617,100	5,615,600
WHA Corp. PCL, Foreign Shares	13,304,300	1,324,785
		6,940,385
United Arab Emirates–0.27%
Emaar Malls PJSC(b)	4,368,213	1,572,231
United Kingdom–3.32%
Assura PLC	3,905,505	3,810,076
Big Yellow Group PLC	92,747	1,148,386
Derwent London PLC	66,321	2,415,643
GCP Student Living PLC	973,801	1,671,641
Land Securities Group PLC	414,710	3,116,065
Tritax Big Box REIT PLC	3,006,894	5,169,238
Workspace Group PLC	204,109	1,847,257
		19,178,306
United States–47.92%
Alexandria Real Estate Equities, Inc.	20,262	3,114,675
American Assets Trust, Inc.	115,113	3,012,507
American Tower Corp.	46,495	12,003,614
Americold Realty Trust	182,760	6,526,360
Apartment Investment & Management Co., Class A	253,522	9,347,356
Apple Hospitality REIT, Inc.	502,686	5,132,424
AvalonBay Communities, Inc.	53,650	8,369,936
Crown Castle International Corp.	17,947	3,089,756
CubeSmart	124,545	3,544,551
CyrusOne, Inc.	157,631	11,718,289
DiamondRock Hospitality Co.	478,680	2,867,293
Digital Realty Trust, Inc.	110,760	15,900,706
Shares		Value
United States–(continued)
Duke Realty Corp.	142,463	$4,912,124
Equinix, Inc.	3,917	2,732,617
Equity Residential	109,068	6,605,158
Essential Properties Realty Trust, Inc.	323,494	4,412,458
Extra Space Storage, Inc.	62,470	6,043,972
Federal Realty Investment Trust	94,831	7,577,945
Gaming and Leisure Properties, Inc.	237,626	8,207,602
Healthcare Realty Trust, Inc.	137,884	4,233,039
Healthcare Trust of America, Inc., Class A	254,566	6,738,362
Healthpeak Properties, Inc.	521,986	12,861,735
Invitation Homes, Inc.	698,459	18,369,472
Kimco Realty Corp.	278,897	3,098,546
Mid-America Apartment Communities, Inc.	50,900	5,922,724
National Retail Properties, Inc.	276,570	8,681,532
Prologis, Inc.	72,501	6,633,841
Public Storage	59,335	12,029,578
QTS Realty Trust, Inc., Class A	86,542	5,936,781
Regency Centers Corp.	78,839	3,373,521
Retail Opportunity Investments Corp.	582,914	5,473,562
Rexford Industrial Realty, Inc.	155,609	6,193,238
RLJ Lodging Trust	332,451	3,427,570
STAG Industrial, Inc.	222,452	5,983,959
Sun Communities, Inc.	36,005	4,939,526
Sunstone Hotel Investors, Inc.	334,070	2,956,520
UDR, Inc.	378,041	13,979,956
Ventas, Inc.	258,915	9,049,079
VEREIT, Inc.	1,625,607	8,908,326
Weyerhaeuser Co.	151,277	3,054,283
		276,964,493
Total Common Stocks & Other Equity Interests (Cost $567,712,708)		574,036,935
Money Market Funds–0.38%
Invesco Government & Agency Portfolio, Institutional Class, 0.11%(d)(e)	737,918	737,918
Invesco Liquid Assets Portfolio, Institutional Class, 0.43%(d)(e)	619,112	619,669
Invesco Treasury Portfolio, Institutional Class, 0.08%(d)(e)	843,334	843,334
Total Money Market Funds (Cost $2,200,516)		2,200,921
TOTAL INVESTMENTS IN SECURITIES—99.71% (Cost $569,913,224)		576,237,856
OTHER ASSETS LESS LIABILITIES–0.29%		1,689,579
NET ASSETS–100.00%		$577,927,435
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Fund

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $5,222,227, which represented less than 1% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2020.

	Value February 29, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,763,063	$14,072,463	$(16,097,608)	$-	$-	$737,918	$5,783
Invesco Liquid Assets Portfolio, Institutional Class	1,973,814	10,149,017	(11,506,162)	110	2,890	619,669	4,035
Invesco Treasury Portfolio, Institutional Class	3,157,786	16,082,814	(18,397,266)	-	-	843,334	2,591
Total	$7,894,663	$40,304,294	$(46,001,036)	$110	$2,890	$2,200,921	$12,409

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$21,457,132	$—	$21,457,132
Belgium	—	5,632,723	—	5,632,723
Brazil	3,759,057	—	—	3,759,057
Canada	15,622,369	—	—	15,622,369
China	—	36,408,934	—	36,408,934
France	2,462,571	7,708,663	—	10,171,234
Germany	—	38,942,212	—	38,942,212
Hong Kong	—	29,405,822	—	29,405,822
India	—	404,236	—	404,236
Indonesia	—	468,261	—	468,261
Japan	—	63,916,980	—	63,916,980
Malta	—	—	0	0
Mexico	—	1,547,643	—	1,547,643
Philippines	—	5,090,990	2,289	5,093,279
Singapore	—	20,330,282	—	20,330,282
South Africa	—	2,253,733	—	2,253,733
Spain	—	4,978,545	—	4,978,545
Sweden	—	8,989,078	—	8,989,078
Thailand	—	6,940,385	—	6,940,385
United Arab Emirates	—	1,572,231	—	1,572,231
United Kingdom	—	19,178,306	—	19,178,306
United States	276,964,493	—	—	276,964,493
Money Market Funds	2,200,921	—	—	2,200,921
Total Investments	$301,009,411	$275,226,156	$2,289	$576,237,856
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Global Real Estate Fund